CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Current assets
Cash	$ 97,745	$ 0
Prepaid expenses	26,417
Restricted cash	49,995	49,995	$ 0
Total current assets	174,157	49,995
Noncurrent assets:
Deferred offering costs	6,423,096	3,802,903	1,761,419
Digital Assets	348,778,304	612,924,401	0
Total assets	355,375,557	616,777,299	1,761,419
Current Liabilities
Accounts payable and accrued liabilities	166,796	336,371	0
Related party payable	8,966,901	4,587,335	2,276,419
Refundable investor advances	687,093,995	764,570,995	0
Total liabilities	696,227,692	769,494,701	2,276,419
Stockholders' Deficit:
Common Shares	0	0	0
Accumulated deficit	(340,852,135)	(152,717,402)	(515,000)
Total Shareholders' Deficit	(340,852,135)	(152,717,402)	(515,000)
Total liabilities and stockholder's deficit	355,375,557	616,777,299	1,761,419
Armada Acquisition Corp II [Member]
Current assets
Cash	54,503		361,105
Prepaid expenses	66,114		50,067
Prepaid insurance	57,233		137,360
Total current assets	177,850		548,532
Noncurrent assets:
Prepaid insurance – long-term	0		22,893
Cash and marketable securities held in Trust Account	241,164,305		234,628,166
Total assets	241,342,155		235,199,591
Current Liabilities
Accrued offering costs	75,000		75,000
Accounts payable and accrued liabilities	5,392,291		1,403,430
Accrued expenses			1,403,430
Total current liabilities	5,467,291		1,478,430
Deferred professional fees	38,387		37,564
Deferred underwriting fee payable	9,200,000		9,200,000
Total liabilities	14,705,678		10,715,994
Commitments and contingencies
Member's deficit:
Class A ordinary shares	241,164,305		234,628,166
Stockholders' Deficit:
Preference shares	0		0
Additional paid-in capital	0		0
Accumulated deficit	(14,528,687)		(10,145,428)
Total Shareholders' Deficit	(14,527,828)	(13,050,218)	(10,144,569)
Total liabilities and stockholder's deficit	241,342,155		235,199,591
Armada Acquisition Corp II [Member] | Common Class A [Member]
Member's deficit:
Class A ordinary shares			234,628,166
Stockholders' Deficit:
Common Shares	71		71
Armada Acquisition Corp II [Member] | Common Class B [Member]
Stockholders' Deficit:
Common Shares	788		788
Pathfinder Digital Assets LLC [Member]
Current assets
Cash	789,682	0
Related party receivable	3,115,890	716,710	0
Total current assets	3,905,572	716,710	0
Noncurrent assets:
Deferred offering costs	553,347	477,531	277,485
Digital Assets	0	0	0
Total assets	4,458,919	1,194,241	277,485
Current Liabilities
Accrued offering costs	500,000	477,531	277,485
Accounts payable and accrued liabilities	608,483	750,587	381,651
Interest payable, related party	93,029	6,032	0
Related party payable	328,125	170,625	0
Note payable, related party	6,554,788	1,174,305	0
Total liabilities	7,584,425	2,101,549	381,651
Commitments and contingencies
Member's deficit:
Member's capital	0	0	0
Total member's deficit	(3,125,506)	(907,308)	(104,166)
Stockholders' Deficit:
Accumulated deficit	(3,125,506)	(907,308)	(104,166)
Total Shareholders' Deficit	(3,125,506)	(907,308)
Total liabilities and stockholder's deficit	$ 4,458,919	$ 1,194,241	$ 277,485